CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net Loss	$ (2,821,794)	$ (1,260,196)
Adjustments to reconcile net loss to net cash used in operating activities
Employee stock based compensation	159,479	0
Shares issued under strategic alliance agreement	645,000	0
Stock issued for services	97,220	0
Depreciation and amortization	70,517	1,302
Equity in losses of Gambitious and Kreditpaspoort	47,225	49,913
Warrant liability - fair value adjustment	(291,662)	(1,341)
Deferred government grants	(10,963)	(31,905)
Provision for doubtful accounts	(14,349)	10,349
Changes in assets and liabilities
Accounts receivable	(31,632)	(7,056)
Prepaid expenses and other current assets	(928)	41,516
Accounts payable	270,297	82,553
Accrued expenses and other current liabilities	61,138	189,264
Net cash used in operating activities	(1,820,452)	(925,601)
Cash flows from investing activities
Investment in associated companies	(57,306)	(1,376)
Acquisition of property and equipment	(6,857)	0
Net cash used in investing activities	(64,163)	(1,376)
Cash flows from financing activities
Proceeds from line of credit	0	1,489,118
Proceeds from the issuance of common stock, net of issuance costs	1,369,996	378,223
Repayments of notes payable	(39,769)	(41,623)
Net cash provided by financing activities	1,330,227	1,825,718
Effect of exchange rate changes on cash	(104,136)	(14,881)
Net (decrease) / increase in cash	(658,524)	883,860
Cash and cash equivalents, beginning of year	891,592	7,732
Cash and cash equivalents, end of year	233,068	891,592
Supplemental cash flow disclosures
Interest paid	(31,405)	(20,166)
Non-cash investing and financing activities
Change in accrued expenses related to non- employee share based payments	76,208	0
Fair value of shares issued related to acquisitions of assets	1,195,092	0
Fair value of warrant liability recorded	264,723	221,533
Conversion of notes payable into common stock	$ 0	$ 85,681